Other Long-Term Investments (Parenthetical) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 10, 2011 Ivanplats Limited [Member]	Dec. 31, 2011 Long-Term Notes [Member]	Dec. 31, 2010 Long-Term Notes [Member]	Dec. 31, 2011 Long-Term Notes [Member] Discounted Cash Flow Approach [Member]	Oct. 06, 2009 Treasury Bill [Member]	Dec. 31, 2011 Treasury Bill [Member] Discounted Cash Flow Approach [Member]	Jun. 30, 2010 Government Of Mongolia Tax Prepayment [Member]	Oct. 20, 2009 Government Of Mongolia Initial Treasury Bill [Member]	Mar. 31, 2010 Government of Mongolia Second Treasury Bill [Member]	Mar. 31, 2010 Government of Mongolia Third Treasury Bill [Member]	Apr. 07, 2010 Government Of Mongolia First Tax Prepayment [Member]	Dec. 31, 2011 Government Of Mongolia First Tax Prepayment [Member] Discounted Cash Flow Approach [Member]	Jun. 07, 2011 Government Of Mongolia Second Tax Prepayment [Member]	Dec. 31, 2011 Money Market Investments [Member]	Dec. 31, 2011 Convertible Bonds [Member] Ivanplats Limited [Member]	Nov. 10, 2011 Convertible Bonds [Member] Ivanplats Limited [Member]	Nov. 10, 2011 Minimum [Member] Convertible Bonds [Member] Ivanplats Limited [Member]	Nov. 10, 2011 Maximum [Member] Convertible Bonds [Member] Ivanplats Limited [Member]
Other Long Term Investments [Line Items]
Other long-term investment principal amount					$ 62,500,000	$ 65,000,000
Other long-term investment Level 3 items at fair value	272,355,000	146,643,000	97,841,000		32,300,000		32,300,000		88,300,000						136,100,000			15,600,000
Face value								287,500,000			115,000,000	57,500,000	115,000,000
Purchase value								250,000,000	100,000,000		100,000,000			50,000,000		100,000,000
Decrease in principal amount					2,500,000
Decrease in principal amount due to principal redemptions					1,300,000
Increase (decrease) in principal amount due to strengthening (weakening) of the Canadian dollar					(1,200,000)
Unrealized gain (loss) in other comprehensive income	2,738,000	(9,732,000)							5,000,000						(2,300,000)
Unrealized trading gain	3,851,000	3,998,000					3,200,000
Discount rate sensitivity analysis					1,400,000
Increase in discount rate, percentage					1.00%
Increase in discount rate, basis point					100
Annual rate of interest on Treasury Bill								3.00%
After tax rate of interest on tax prepayments										1.59%
Convertible bond interest rate																				8.00%	25.51%
Bonus payment upon redemption or conversion of convertible bonds																			11.11%
Number of convertible bonds purchased				15,000
Face value of convertible bond				1,000
Effective interest rate																		30.00%
Money market investments																	$ 45,000,000